Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

June 8, 2010

Stephani Bouvet
Securities and Exchange Commission
Mail Stop 4561
100 F Street NE
Washington, D.C. 20549

Re:   PMX Communities, Inc.
	Post-Effective Amendment No. 3 to
      Form S-1
      Filed March 3, 2010
      File Number 333-161699

Dear Ms. Jacobs:

In response to your letter dated May 17, 2010, please note the following:

Post-Effective Amendment No. 3 to Registration Statement on Form S-1

Plan of Distribution and Selling Security Holders, page 17
1. Please provide us with additional substantive analysis as to how you reached the conclusion that OTC Business Solutions has held the shares and describe the nature of the consulting services that OTC Business Solutions provided in exchange for the shares.

OTC Business Solutions has agreed to the deregistration of the 1,000,000 common shares.

Business Experience of Officers, Directors and Significant Employees, page 32
2. Please discuss the specific experience, qualifications, attributes or skills that led to the conclusion that each director should serve in such capacity, in light of your business and structure. Refer to Item 401(e) of Regulation S-K.

Disclosure has been expanded as requested.

3. Your disclosure on page 34 continues to refer to involvement by your directors and executive officers in certain legal proceedings during the past five years; however, item 401(f) of Regulation S-K requires disclosure of certain legal proceedings during the past ten years. Please update your disclosure accordingly.

The disclosure has been revised to accurately reflect the disclosure of certain legal proceedings during the past ten years.



Summary Compensation Table, page 32
4. You state that Mr. Hiler, through OTC Business Solutions, was issued five million shares of common stock for services rendered. Please identify the aggregate fair market value of the stock award as of the grant date. Refer to Item 402(n)(2)(v) of Regulation S-K. As noted in the prior comment 3, the "All Other Compensation" column of the summary compensation table is not available to report any compensation that may be reported in a different column. In this respect, it remains unclear why the cash payment to the wholly owned affiliate of Mr. Hiler could not be and should not be included in either the salary or bonus column. It appears that the payment was for personal services provided by Mr. Hiler to PMX, and that the payment was the functional equivalent of salary or bonus. Revise or advise in detail regarding the basis of your apparent belief that the $60,000 cash payment may not be properly reported in a different column.

The cash payment has been included in the bonus column.

Form 10-K/A for Fiscal Year Ended December 31, 2009
5. In response to prior comment 5, you state that you are a voluntary filer; however this appears inconsistent with the box you have selected on the cover page indicating that you are required to file reports pursuant to Section 13 or 15(d) of the Exchange Act. Revise accordingly.

The cover page of the Form 10-K for the year ended December 31, 2009 has been further amended for accuracy.

Form 8-K filed April 7, 2010
6. We note that during the year ended December 31, 2009, you offered common stock to certain individuals under Rule 506 of Regulation D and/or Section 4(2). As requested in prior comment 10, please provide the specific date(s) and amount of securities sold for each transaction of unregistered sales of equity securities. Refer to Item 701(a) of Regulation S-K. As noted in prior comment 10, we are unable to locate the Form D that was not properly filed. Please file the Form D, tell us when the Form D was filed, or revise the disclosure if you did not rely on Regulation D.

The amount and specific dates have been added to the disclosure.
The Form D was filed on June 7, 2010.

Thank you for your time and consideration in this matter.


Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker